Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Undrawn Loan Commitments Wholesale (Detail) - Wholesale [member] - Undrawn loan commitments [member] - CAD ($)
$ in Millions
	Apr. 30, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 338,613	$ 332,021
Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	233,712	222,837
Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	101,382	105,198
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,519	3,986
Stage one exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	315,043	322,996
Stage one exposure [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	231,701	222,819
Stage one exposure [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	79,823	96,191
Stage one exposure [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,519	3,986
Stage two exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	23,570	9,025
Stage two exposure [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,011	18
Stage two exposure [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 21,559	$ 9,007